Promissory Notes and Loans Payable (Details Textual) - USD ($)												1 Months Ended								3 Months Ended	12 Months Ended
	Sep. 11, 2020	Jun. 02, 2020	Apr. 07, 2020	Feb. 04, 2020	Jan. 02, 2020	Dec. 01, 2019	Nov. 01, 2019	Oct. 02, 2019	Aug. 15, 2019	Nov. 13, 2018	Jun. 01, 2018	Oct. 22, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 17, 2020	Jan. 28, 2020	Dec. 30, 2019	Sep. 18, 2019	Aug. 29, 2018	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Feb. 11, 2019	Oct. 23, 2018
Promissory Notes and Loans Payable (Textual)
Accrued interest																	$ 94,500
Agreement, description												The Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense. On October 22, 2020, the Company granted 5,000,000 shares of common stock to an employee, which were va
Bears interest rate										5.00%										5.50%
Unamortized debt discount																						$ 912
Promissory note maturity date										Jun. 30, 2019									Feb. 28, 2019	Sep. 09, 2017
Notes payable													$ 900,000							$ 900,000	$ 900,000	$ 900,000
Derivative liability													119,777								119,777
Notes Payable [Member]
Promissory Notes and Loans Payable (Textual)
Maturity Term																				1 year
Number of notes payable, description																				The Company issued four notes payable.
Notes payable																				$ 10,000
Livingston Asset Management [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																				0
Note and accrued interest																				$ 5,493
Livingston Asset Management [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount											$ 17,000		$ 85,000								$ 85,000
Interest percentage of debt													10.00%							10.00%	10.00%
Accrued interest				$ 1,067	$ 1,209	$ 1,353	$ 1,495	$ 1,637					$ 6,760
Agreement, description											The Company will also pay $3,000 in cash due on the first of each month.
Promissory note issued				$ 17,000	$ 17,000	$ 17,000	$ 17,000	$ 17,000
Bears interest rate				10.00%	10.00%	10.00%	10.00%	10.00%
Maturity Term				6 months	6 months	6 months	6 months	6 months
Note principal and accrued interest related description				The note principal of $17,000 and accrued interest of$1,491 were forgiven at December 31, 2020 and a gain on debt extinguishment was recognized for $18,491.	The note principal balance was $17,000 at December 31, 2020 and September 30, 2020. Accrued interest was$1,636 and $1,209 at December 31 and September 30, 2020.	Conversion terms were reinstated and the note and accrued interest of $1,770 were fully converted into common stock during the three months ended December 31, 2020. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.	Conversion terms were reinstated and the note and accrued interest of $1,799 were fully converted into common stock during the three months ended December 31, 2020. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.	Conversion terms were reinstated and the note and accrued interest of $1,924 were fully converted into common stock during the three months ended December 31, 2020. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.
Net of fees and expenses																							$ 1,145
EBF Partners LLC [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																$ 208,500
HowCo [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount													140,854								$ 140,854
Agreement, description		The Company entered into a financing arrangement through its subsidiary Howco with Fora Financial Business Loans, LLC. Howco is to receive $150,000 less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 will be paid by direct debit of Howco’s bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company’s CEO is a personal guarantor on financing facility.	The terms call for Howco to use 75% of the funded amount for payroll costs. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. The amount forgiven will be recognized as gain on debt extinguishment when approved. Any amount that is not forgiven is to be paid over the 18 months following the 6 month deferral period. The application for forgiveness has been submitted; however the principal of $220,709 remained outstanding at December 31, 2020. See Note 16.						Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853.					The Company entered into a financing arrangement through its subsidiary Howco with IOU. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility.		The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments.		Under the terms of the agreement PIRS receives 172 payments of $1,139
Bears interest rate			0.98%
Maturity Term			24 months
Cash received									$ 146,250							$ 147,355
Issuance of discount amortization amount									60,000							58,500		$ 42,840
Legal and other fees																$ 2,645
Principal amount outstanding			$ 220,709
Unamortized debt discount													28,944								28,944
Net balance													111,910								111,910
HowCo [Member] | Financing Arrangement [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount													243,742							$ 176,495	243,742
Agreement, description														The Company entered into a financing arrangement through its subsidiary Howco with IOU. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco's bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company's CEO is a personal guarantor on financing facility.
Unamortized debt discount													58,110							26,544	58,110
Net balance													185,632							149,951	185,632
Fora Business Loans LLC [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount									210,000
Net of fees and expenses									$ 3,750
Fora Business Loans LLC [Member] | Financing Arrangement [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount													140,854							87,927	140,854
Agreement, description		The Company entered into a financing arrangement through its subsidiary Howco with Fora Financial Business Loans, LLC. Howco received $150,000, net of discounts totaling $60,000 and less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 will be paid by direct debit of Howco's bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company's CEO is a personal guarantor on financing facility.
Unamortized debt discount													28,944							11,473	28,944
Net balance													111,910							76,454	111,910
The Small Business Administration [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount													150,000		$ 150,000					150,000	150,000
Bears interest rate															3.75%
Debt instrument amortization payments															$ 731
Trillium Partners LP [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount	$ 150,000												$ 150,000								150,000
Accrued interest																				538
Bears interest rate	2.00%
Promissory note maturity date	Mar. 31, 2021
Repaid note principal																				50,000
Forgave amount																				$ 50,000
Debt discounts																					$ 60,000
Porta Pellex [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																								$ 62,500
PIRS Capital LLC [Member]
Promissory Notes and Loans Payable (Textual)
Purchase amount																		$ 195,840